Wireless Licenses, Goodwill And Other Intangible Assets (Estimated Annual Amortization Expense For Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Wireless Licenses, Goodwill And Other Intangible Assets [Abstract]
2012	$ 1,363
2013	1,193
2014	884
2015	695
2016	$ 491